Significant Accounting Policies - Schedule of Net Revenue Segregated By Geographic Regions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Revenue Segregated By Geographic Regions [Line Items]
Total	$ 19,600,691	$ 14,105,620	$ 15,997,954
PRC [Member]
Schedule of Net Revenue Segregated By Geographic Regions [Line Items]
Revenue	16,581,343	12,196,548	12,117,240
Overseas [Member]
Schedule of Net Revenue Segregated By Geographic Regions [Line Items]
Revenue	$ 3,019,348	$ 1,909,072	$ 3,880,714